DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2016
DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION
Schedule of subsidiaries

As of December 31, 2016, Yintech has subsidiaries in countries and jurisdictions including the People’s Republic of China (“PRC”), Hong Kong, United States of America (“USA”) and British Virgin Islands (“BVI”). Details of the subsidiaries of the Company are set out below:

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Yintech Gold Co., Ltd.	Incorporated on June 16, 2016	USD1 dollar	100%	BVI

Gold Master (HK) Co., Ltd.(“Gold Master HK”)	Acquired on August 31, 2016	USD 3 million	100%	Hong Kong

Shanghai Ming Qin Information Technology Co., Ltd. (‘‘Ming Qin’’)	Acquired on August 31, 2016	USD 3 million	100%	PRC

Shanghai Gold Master Network Financial Information Service Co., Ltd. (‘‘Gold Master’’)	Acquired on August 31, 2016	RMB 84 million	100%	PRC

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Gold Master Network Technology Co., Ltd. (‘‘Gold Master Network’’)	Acquired on August 31, 2016	RMB 10 million	100%	PRC

Shanghai Xi Ben Sofware Technology Co., Ltd. (‘‘Xi Ben’’)	Incorporated on September 12, 2016	—	100%	PRC

Yintech Ventures Co., Ltd.	Incorporated on June 1, 2016	USD1 dollar	100%	BVI

Yintech Ventures (HK) Co., Ltd.	Incorporated on June 21, 2016	HKD1 dollar	100%	Hong Kong

Yintech Innovation Co., Ltd.	Incorporated on November 23, 2016	USD1 dollar	100%	BVI

Yintech Innovation Labs, LLC	Incorporated on December 20, 2016	—	100%	USA

Yintech Frontier Co., Ltd.	Incorporated on November 5, 2015	USD1 dollar	100%	BVI

Yintech Frontier (HK) Co., Ltd.	Incorporated on 19 November, 2015	HKD1 dollar	100%	Hong Kong

Shanghai Li Xian Information Technology Co., Ltd. (‘‘Li Xian’’)	Incorporated on July 26, 2016	—	100%	PRC

Guangdong Jin Xiang Yin Rui Precious Metals Management Co., Ltd. (‘‘Jin Xiang Yin Rui’’) *	Incorporated on October 24, 2012	RMB 20 million	100%	PRC

Jiangxi Da Xiang Shun Yi Metal Co., Ltd. (‘‘Da Xiang Shun Yi’’)	Incorporated on June 24, 2016	RMB 10 million	100%	PRC

Shanghai Yi Shi Information Technology Co., Ltd. (‘‘Yi Shi’’)	Incorporated on March 30, 2016	RMB 1.8 million	100%	PRC

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Yin Ru Yi (Tianjin) Precious Metals Management Co., Ltd. (‘‘Yin Ru Yi’’)	Acquired on October 21, 2016	RMB 50 million	100%	PRC

Yintech Elements Co., Ltd.	Incorporated on 9 November, 2015	USD1 dollar	100%	BVI

Yintech Elements (HK) Co., Ltd.	Incorporated on 19 November, 2015	HKD1 dollar	100%	Hong Kong

Shanghai Xie Luo Information Technology Co., Ltd. (‘‘Xie Luo’’)	Incorporated on July 26, 2016	—	100%	PRC

Yintech Financial Holdings Co., Ltd.	Incorporated on December 12, 2016	USD 1 dollar	100%	BVI

Yintech Enterprise Co., Ltd. (formerly known as Win Yin Gold Investment Co., Ltd. (BVI))*	Incorporated on September 29, 2014	USD 1 dollar	100%	BVI

Yintech Enterprise (HK) Investment Co., Ltd. (formerly known as Win Yin (HK) Gold Investment Co., Ltd.)*	Incorporated on October 31, 2014	HKD1 dollar	100%	Hong Kong

Shanghai Yin Tian Xia Investment Management (Group) Co., Ltd. (“Yin Tian Xia Investment”, formerly known as Shanghai Qian Zhong Su Investment Management Co., Ltd.)	Incorporated on April 14, 2015	USD 30 million	100%	PRC

Guangdong Sheng Ding Precious Metal Management Co., Ltd. (“Sheng Ding”)	Acquired on November 16, 2015	RMB 10 million	100%	PRC

Shanghai Da Xiang Ping Tai Financial Information Service Co., Ltd. (“Da Xiang Ping Tai”)	Acquired on March 1, 2016	RMB 7 million	70%	PRC

Shanghai Jin Dou Information Technology Co., Ltd. (“Jin Dou”)	Incorporated on November 12, 2015	RMB 10 million	100%	PRC

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Jin Yi Information Technology Co., Ltd., (“Jin Yi”)	Incorporated on December 4, 2015	RMB 0.05 million	100%	PRC

Shanghai Yin He You Co., Ltd. (“Yin He You”)	Acquired on June 1, 2016	RMB 5 million	100%	PRC

Shanghai Yin Tian Xia Financial and Information Service Co., Ltd. (‘‘Yin Tian Xia Information’’)*	Incorporated on May 15, 2014	RMB 5 million	100%	PRC

Shanghai Yin Tian Xia Precious Metal Products Co., Ltd. (‘‘Yin Tian Xia Products’’)*	Incorporated on July 29, 2013	RMB 20 million	100%	PRC

Shanghai Yin Tian Xia Technology Co., Ltd. (‘‘Yin Tian Xia Technology’’)*	Incorporated on June 27, 2011	RMB 5 million	100%	PRC

Shanghai Zu Ding Culture Communication Co., Ltd. (“Zu Ding”)	Incorporated on April 14, 2015	—	100%	PRC

Tianjin Rong Jin Hui Yin Precious Metals Management Co., Ltd. (“Rong Jin Hui Yin”)*	Incorporated on May 18, 2011	RMB 100 million	100%	PRC

Note (*): These entities were acquired by Yintech through a group reorganization (the ‘‘Reorganization’’) as described below.